Customer deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
Schedule of customer deposits

Customer deposits
in EUR million	2022	2021
Savings accounts	321,034	314,997
Credit balances on customer accounts	283,417	279,805
Corporate deposits	36,011	22,174
Other	336	424
	640,799	617,400

Schedule of customer deposits by type

Customer deposits by type
	Netherlands		Rest of the world		Total
in EUR million	2022	2021	2022	2021	2022	2021
Non-interest bearing	2,332	1,861	24,229	27,636	26,561	29,497
Interest bearing	231,914	214,228	382,324	373,674	614,238	587,902
	234,246	216,090	406,552	401,310	640,799	617,400